Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Emerging Markets Debt Fund))	0 Months Ended
	Sep. 28, 2012
Class A
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	[1]
Other Expenses	0.45%	[1]
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and/or Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
Class C
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	[1]
Other Expenses	0.61%	[1]
Total Annual Fund Operating Expenses	2.36%
Fee Waiver and/or Expense Reimbursement	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%
Class I
Operating Expenses:
Management Fees	0.75%	[3]
Distribution and/or Service (12b-1) Fees	none	[1],[3]
Other Expenses	0.18%	[1],[3]
Total Annual Fund Operating Expenses	0.93%	[3]
Fee Waiver and/or Expense Reimbursement	(0.08%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%	[3]
Class N
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.50%	[1]
Other Expenses	0.44%	[1]
Total Annual Fund Operating Expenses	1.69%
Fee Waiver and/or Expense Reimbursement	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
Class Y
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.48%	[1]
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

[1]	Restated to reflect anticipated fees.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.25% for Class A shares, 2.00% for Class C shares, 1.50% for Class N shares, 0.95% for Class Y shares, and 0.85% for Class I shares, as calculated on the daily net assets of the Fund. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[3]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.